NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Amundi Multi Sector Bond Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Loomis Short Term Bond Fund (formerly, NVIT Short Term Bond Fund)

Supplement dated February 28, 2024
to the Prospectus dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Prospectus is amended as follows:

NVIT BNY Mellon Core Plus Bond Fund

1.	The table under the section entitled “Portfolio Managers” on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Brendan Murphy, CFA	Head of Core Fixed Income, North America	Since 2024
Scott Zaleski, CFA	Head of US Multi Sector Fixed Income	Since 2024
James DiChiaro	Senior Portfolio Manager	Since 2022

2.	The information relating to the “NVIT BNY Mellon Core Plus Bond Fund” on page 64 of the Prospectus is deleted in its entirety and replaced with the following:

Brendan Murphy, CFA, Scott Zaleski, CFA and James DiChiaro are jointly responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.
Mr. Murphy joined Insight’s Fixed Income Group in 2021 following the transition of Mellon Investments’ fixed income strategies to Insight. He is Head of Core Fixed Income, North America. He previously served as senior portfolio manager for non-US, global and opportunistic bond portfolios at Mellon Investments, which he joined in 2018.
Mr. Zaleski joined Insight’s Fixed Income Group in 2021 following the transition of Mellon Investments’ fixed income strategies to Insight. He is Head of US Multi Sector Fixed Income. He previously served as portfolio manager for global multi-sector products at Mellon Investments, which he joined in 2014.
Mr. DiChiaro joined Insight’s Fixed Income Group in 1999 (via predecessor company, Cutwater Asset Management), where he serves as a Senior Portfolio Manager.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE